Post-employment Benefits - Fair value of plan assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Post-employment pension plans.
Beginning of year	$ (733,049)	$ (771,468)
Retirement of spun-off businesses	(84,067)
Return on plan assets	35,596	40,646
Remeasurement on plan assets	(62,779)	83,935
Benefits paid	75,010	42,141
End of year	(772,482)	(733,049)
Pensions
Post-employment pension plans.
Beginning of year	(243,131)
Retirement of spun-off businesses	(64,142)
Remeasurement on plan assets	10,297
Benefits paid	40,360
End of year	(172,493)	(243,131)
Seniority Premiums
Post-employment pension plans.
Beginning of year	(489,918)
Retirement of spun-off businesses	(19,925)
Remeasurement on plan assets	(73,076)
Benefits paid	34,650
End of year	(599,989)	(489,918)
Plan assets
Post-employment pension plans.
Beginning of year	474,479	505,765
Retirement of spun-off businesses	(1,888)
Return on plan assets	35,596	40,646
Remeasurement on plan assets	7,310	(40,429)
Benefits paid	(83,515)	(31,503)
End of year	431,982	474,479
Plan assets | Pensions
Post-employment pension plans.
Beginning of year	436,091
Retirement of spun-off businesses	(907)
Return on plan assets	32,003
Remeasurement on plan assets	5,573
Benefits paid	(83,057)
End of year	389,703	436,091
Plan assets | Seniority Premiums
Post-employment pension plans.
Beginning of year	38,388
Retirement of spun-off businesses	(981)
Return on plan assets	3,593
Remeasurement on plan assets	1,737
Benefits paid	(458)
End of year	$ 42,279	$ 38,388